UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, November 9, 1999

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        24

Form 13F Information Table Value Total:  $223,945

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

American Management Systems, Inc.    COM   027352103  19828     772825   SH         SOLE        56000       716825
Ametek, Inc.                         COM   031100100  11687     589900   SH         SOLE        44000       545900
Atwood Oceanics, Inc.                COM   050095108   9937     325125   SH         SOLE        18000       307125
Cathay Bancorp                       COM   149150104   9154     256507   SH         SOLE        25100       231407
Chateau Communities                  COM   161739107  16263     625510   SH         SOLE        48500       577010
CMP Group Inc.                       COM   125087109    691      26200   SH         SOLE         8000        18200
CNE Connecticut Energy               COM   207567108   2555      66050   SH         SOLE         3400        62650
Dentsply Intl. Inc.                  COM   249030107  19249     846125   SH         SOLE        68000       778125
Dover Downs Entertainment, Inc.      COM   260086103   3782     272600   SH         SOLE                    272600
Eastern Utilities Assoc.             COM   277173100   5127     171600   SH         SOLE        14600       157000
Equity Office Properties Trust       COM   294741103   6711     288650   SH         SOLE        22000       266650
Federal Home Loan Mtg. Corp.         COM   313400301  15877     305324   SH         SOLE        23000       282324
First Data Corporation               COM   319963104   6243     142300   SH         SOLE         8400       133900
Florida Progress                     COM   341109106   5263     113800   SH         SOLE         9200       104600
GBC Bancorp                          COM   361475106   4861     250900   SH         SOLE                    250900
International Speedway Corp.'A       COM   460335201  14635     278424   SH         SOLE        22628       255796
International Speedway Corp.'B       COM   460335300   3543      67650   SH         SOLE         7500        60150
Littelfuse, Inc.                     COM   537008104  11455     514850   SH         SOLE        35000       479850
Mercury General Corp.                COM   589400100  10200     370050   SH         SOLE        31000       339050
Mestek, Inc.                         COM   590829107   6996     349775   SH         SOLE        33300       316475
National Golf Properties, Inc.       COM   63623G109  22758    1011475   SH         SOLE        75000       936475
Post Properties, Inc.                COM   737464107   7474     190125   SH         SOLE        14600       175525
Sun Communities                      COM   866674104   8049     243435   SH         SOLE        17700       225735
Superior National Insurance          COM   868224106   1607     114250   SH         SOLE         5000       109250